Fair value measurements	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurements
13.	Fair value measurements

As discussed in Note 2, assets and liabilities subject to the accounting guidance for fair value measurements held by Sony are classified and accounted for as described below.

(1)	Assets and liabilities that are measured at fair value on a recurring basis

The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.

Trading securities, available-for-sale securities and other investments

Where quoted prices are available in an active market, securities are classified in level 1 of the fair value hierarchy. Level 1 securities include exchange-traded equities. If quoted market prices are not available for the specific security or the market is inactive, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and mainly classified in level 2 of the hierarchy. Level 2 securities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the fair value hierarchy. Level 3 securities primarily include certain hybrid financial instruments and certain private equity investments not classified within level 1 or level 2.

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters — i.e., parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, which are consistently applied. Where derivative products have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within level 2 of the fair value hierarchy.

In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. These derivatives are classified within level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2016 and 2017 are as follows:

	Yen in millions
	March 31, 2016
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ Liabilities	Other noncurrent assets/ Liabilities
Assets:
Trading securities	501,448	297,793	—	799,241	799,241	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,355,335	—	1,355,335	5,084	1,350,251	—	—
Japanese local government bonds	—	60,539	—	60,539	6,515	54,024	—	—
Japanese corporate bonds	—	140,635	3,346	143,981	5,727	138,254	—	—
Foreign government bonds	—	41,460	—	41,460	2,309	39,151	—	—
Foreign corporate bonds	—	402,694	15,853	418,547	124,680	293,867	—	—
Other	—	—	884	884	—	884	—	—
Equity securities	115,200	121	—	115,321	—	115,321	—	—
Other investments*1	7,179	4,027	13,463	24,669	—	24,669	—	—
Derivative assets*2	437	17,391	—	17,828	—	—	17,257	571

Total assets	624,264	2,319,995	33,546	2,977,805	943,556	2,016,421	17,257	571

Liabilities:
Derivative liabilities*2	668	48,467	—	49,135	—	—	20,680	28,455

Total liabilities	668	48,467	—	49,135	—	—	20,680	28,455

	Yen in millions
	March 31, 2017
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ Liabilities	Other noncurrent assets/ Liabilities
Assets:
Trading securities	611,108	310,212	—	921,320	921,320	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,343,401	—	1,343,401	18,483	1,324,918	—	—
Japanese local government bonds	—	60,531	—	60,531	8,518	52,013	—	—
Japanese corporate bonds	—	168,493	1,310	169,803	8,433	161,370	—	—
Foreign government bonds*3	—	27,042	—	27,042	1,007	26,035	—	—
Foreign corporate bonds*4	—	358,369	41,177	399,546	86,708	312,838	—	—
Other*5	—	—	15,192	15,192	—	15,192	—	—
Equity securities	125,306	182	—	125,488	—	125,488	—	—
Other investments*1	6,589	4,525	10,483	21,597	—	21,597	—	—
Derivative assets*2	981	26,279	—	27,260	—	—	25,409	1,851

Total assets	743,984	2,299,034	68,162	3,111,180	1,044,469	2,039,451	25,409	1,851

Liabilities:
Derivative liabilities*2	520	33,930	—	34,450	—	—	15,743	18,707

Total liabilities	520	33,930	—	34,450	—	—	15,743	18,707

*1	Other investments include certain hybrid financial instruments and certain private equity investments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

*3	2,215 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and are included in the consolidated balance sheets as securities investments and other.

*4	165,236 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2. 32,167 million yen are included in the consolidated balance sheets as marketable securities and 133,069 million yen are included in the consolidated balance sheets as securities investments and other.

*5	14,619 million yen are included in foreign securities for which the fair value option has been elected and classified in level 3 and are included in the consolidated balance sheets as securities investments and other.

*6	Gains (losses) of 502 million yen arising from financial instruments for which the fair value option has been elected are included in financial services revenue in the consolidated statements of income.

Transfers into level 1 were 3,556 million yen and 2,833 million yen for the fiscal years ended March 31, 2016 and 2017, respectively, as quoted prices for certain trading securities and available-for-sale securities became available in an active market. Transfers out of level 1 were 2,716 million yen and 3,103 million yen for the fiscal years ended March 31, 2016 and 2017, respectively, as quoted prices for certain trading securities and available-for-sale securities were not available in an active market.

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2016 and 2017 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2016
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other	Other Investments
Beginning balance	3,506	9,491	—	74,641
Total realized and unrealized gains (losses):
Included in earnings*1	6	458	—	(2,653)
Included in other comprehensive income (loss)*2	30	(791)	—	(2,316)
Purchases	2,798	11,214	1,000	657
Sales	(3,000)	(4,872)	—	—
Settlements	—	(641)	(116)	(56,866)
Transfers into level 3*3	2,002	1,498	—	—
Transfers out of level 3*4	(1,996)	(504)	—	—

Ending balance	3,346	15,853	884	13,463

Changes in unrealized losses relating to instruments still held at reporting date:
Included in earnings*1	—	(56)	—	(2,653)

	Yen in millions
	Fiscal year ended March 31, 2017
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other	Other Investments
Beginning balance	3,346	15,853	884	13,463
Total realized and unrealized gains (losses):
Included in earnings*1	—	1,091	514	328
Included in other comprehensive income (loss)*2	(20)	(84)	(1)	(2,416)
Purchases	—	35,335	14,026	247
Sales	—	—	—	—
Settlements	—	(10,021)	(231)	(1,139)
Transfers into level 3*3	—	1,008	—	—
Transfers out of level 3*4	(2,016)	(2,005)	—	—

Ending balance	1,310	41,177	15,192	10,483

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	11	79	(27)

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3	Certain corporate bonds were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

*4	Certain corporate bonds were transferred out of level 3 because quoted prices became available.

Level 3 assets include certain private equity investments, and certain domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs. In determining the fair value of such assets, Sony uses third-party information such as indicative quotes from dealers without adjustment. For validating the fair values, Sony primarily uses internal models which include management judgment or estimation of assumptions that market participants would use in pricing the asset.

(2)	Assets and liabilities that are measured at fair value on a nonrecurring basis

Sony also has assets and liabilities that are required to be remeasured to fair value on a nonrecurring basis when certain circumstances occur. During the fiscal years ended March 31, 2016 and 2017, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2016
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	19,680	(92,544)

				(92,544)

	During the fiscal year ended March 31, 2017
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	72	(39,137)
Goodwill impairments	—	—	0	(112,069)

				(151,206)

Long-lived assets impairments

Sony recorded impairment losses of 4,929 million yen for the fiscal year ended March 31, 2015, included within the HE&S segment, related to the LCD television asset group. This impairment loss primarily reflected a decrease in the estimated fair value of property, plant and equipment and certain intangible assets. For the LCD television asset group, the corresponding estimated future cash flows leading to the impairment charge reflected the deterioration in LCD television market conditions in Japan, Europe and North America, and unfavorable foreign exchange rates.

Sony recorded impairment losses of 8,608 million yen for the fiscal year ended March 31, 2015, included within All Other, related to long-lived assets in the disc manufacturing business. The long-lived asset impairments in the disc manufacturing business for the fiscal year ended March 31, 2015 related to a lowered forecast of cash flows outside of Japan and the United States, primarily attributable to the manufacturing and distribution operations in Europe, which began additional restructuring activities in March 2015, and reflected the faster-than-expected contraction of the physical media market.

Sony recorded an impairment loss of 30,643 million yen for the fiscal year ended March 31, 2016, included within the Components segment, related to long-lived assets in the battery business asset group. In the fiscal year ended March 31, 2016, due to increasingly competitive markets, Sony conducted a further strategic review of the business and evolving market trends. Following this review, Sony further reduced the corresponding estimated future cash flows of this business and the estimated ability to recover the entire carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in an impairment charge.

Sony recorded impairment losses of 59,616 million yen and 23,860 million yen for the fiscal years ended March 31, 2016 and 2017, respectively, included within the Semiconductors segment, related to long-lived assets in the camera module business asset group. Due to a decrease in the projected future demand of camera modules, Sony conducted a strategic review of the business and its market conditions. Following this review, Sony reduced the corresponding estimated future cash flows and the estimated ability to recover the entire carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in an impairment charge for the fiscal year ended March 31, 2016. Sony decided to halt all development and production of high-functionality camera modules for external sales during the fiscal year ended March 31, 2017.

These measurements are classified as level 3 because significant unobservable inputs, such as the condition of the assets or projections of future cash flows, the timing of such cash flows and the discount rate reflecting the risk inherent in future cash flows, were considered in the fair value measurements. For the fiscal year ended March 31, 2015, a discount rate of 10% and projected declining revenue rates ranging from (5)% to (9)% were used in the fair value measurements related to the long-lived assets for the disc manufacturing business. For the fiscal year ended March 31, 2016, a discount rate of 10% and projected revenue growth rates ranging from zero to 14% were used in the fair value measurements related to the long-lived assets for the battery business and a discount rate of 10% and projected revenue growth rates ranging from zero to 108% were used in the fair value measurements related to the long-lived assets for the camera module business. The high end of the camera module revenue growth rate reflects projected revenue from the introduction of new products in the near term. For the fiscal year ended March 31, 2017, a discount rate of 10% and projected declining revenue rates ranging from (1)% to 8% were used in the fair value measurements related to the long-lived assets for the camera module business.

Goodwill impairments

Sony recorded an impairment loss of 176,045 million yen for the fiscal year ended March 31, 2015 related to goodwill in the MC segment. Refer to Note 9. Sony’s determination of fair value of the MC reporting unit was based on the present value of expected future cash flows. These measurements are classified as a level 3 because significant unobservable inputs, such as the projections of future cash flows, the timing of such cash flows and the discount rate reflecting the risk inherent in future cash flows were considered in the fair value measurements. A discount rate of 12% and projected revenue growth rates ranging from (3)% to 11% were used in the fair value measurements.

Sony recorded an impairment loss of 112,069 million yen during the fiscal year ended March 31, 2017 against the goodwill of the Production & Distribution reporting unit in the Pictures segment. Refer to Note 9. Sony’s determination of the estimated fair value of the reporting unit was based on the present value of expected future cash flows including a terminal value which is based on an exit price using an earnings multiple applied to the final year of the forecasted earnings, and which also takes into consideration a control premium. These measurements are classified as level 3 because significant unobservable inputs, such as the projections of future cash flows, the timing of such cash flows, the earnings multiple, the growth rates beyond the forecast and mid-range plan periods, and the discount rate reflecting the risk inherent in future cash flows, were considered in the fair value measurements. An earnings multiple of 9.0x, growth rates beyond the forecast and mid-range plan periods ranging from 3.0% to 4.5% and a discount rate of 9.5% were used in the fair value measurement.

(3)	Financial instruments

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2016
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,369,157	—	1,369,157	1,235,311

Total assets	—	1,369,157	—	1,369,157	1,235,311

Liabilities:
Long-term debt including the current portion	—	755,631	—	755,631	744,273
Investment contracts included in policyholders’ account in the life insurance business	—	677,375	—	677,375	638,737

Total liabilities	—	1,433,006	—	1,433,006	1,383,010

	Yen in millions
	March 31, 2017
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,603,784	—	1,603,784	1,449,790

Total assets	—	1,603,784	—	1,603,784	1,449,790

Liabilities:
Long-term debt including the current portion	—	745,599	—	745,599	734,886
Investment contracts included in policyholders’ account in the life insurance business	—	710,191	—	710,191	686,182

Total liabilities	—	1,455,790	—	1,455,790	1,421,068

The summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes held-to-maturity securities disclosed in Note 7.

Cash and cash equivalents, call loans and call money are classified in level 1. Time deposits, short-term borrowings, deposits from customers in the banking business are classified in level 2. Held-to-maturity securities, included in marketable securities and securities investments and other in the consolidated balance sheets, primarily include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds and are substantially all classified in level 2. The fair values of housing loans in the banking business, included in securities investments and other in the consolidated balance sheets, were estimated based on the discounted future cash flows using interest rates reflecting London Interbank Offered Rate base yield curves with certain risk premiums. The fair values of long-term debt including the current portion and investment contracts included in policyholders’ account in the life insurance business were estimated based on either the market value or the discounted future cash flows using Sony’s current incremental borrowing rates for similar liabilities.